Earnings per Share - Schedule of Computation of Basic and Diluted Income Attributable to Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net income (loss)	$ (258,355)	$ 88,131	$ 14,458,911
Less: Income (loss) attributable to non-controlling interests	(158,437)	(25,735)	5,991,431
Net income (loss) attributable to shareholders of Sinovac	(99,918)	113,866	8,467,480
Less: Preferred stock dividends	5,982	5,982	5,982
Net income (loss) attributable to common shareholders of Sinovac	(105,900)	107,884	8,461,498
Net income (loss) attributable to shareholders of Sinovac for computing diluted net income per share	$ (99,918)	$ 113,866	$ 8,467,480
Denominator
Basic weighted average number of common shares outstanding	99,607,574	99,502,243	99,311,551
Dilutive effect of stock options and preferred shares	0	14,670,539	14,694,432
Diluted weighted average number of common shares outstanding	99,607,574	114,172,782	114,005,983
Earnings per share
Basic net (loss) income per share	$ (1.06)	$ 1.08	$ 85.20
Diluted net income (loss) per share	$ (1.06)	$ 1.00	$ 74.27